Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Leases
17.
Leases

The Company’s lease arrangements generally pertain to real estate leases and aircraft. The Company leases real estate including hangars and office space under operating leases, ranging from two to thirty years. As of September 30, 2025 and December 31, 2024, the Company operated 31 and 34 aircraft, respectively, under non-cancellable operating leases ranging from two to seven years for charter flight services. For the Company’s aircraft leases, in addition to the fixed lease payments for the use of the aircraft, the Company is also obligated to pay into aircraft engine reserve programs and additional variable costs which are expensed as incurred and are not included in the measurement of our leases. These payments amounted to $5,963 and $16,734 for the three and nine months ended September 30, 2025, respectively, and $2,401 and $10,640 for the three and nine months ended September 30, 2024, respectively. As of September 30, 2025, the Company operated 3 aircraft under non-cancellable finance leases.

Vehicle leases typically have month-to-month lease terms and are classified as short-term leases.

The following table sets forth information about the Company’s lease costs for the three and nine months ended September 30, 2025 and 2024:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Operating lease cost	$5,253	$5,031	$16,498	$15,818
Short-term lease cost	487	507	1,392	1,235
Finance lease cost:
Amortization of right-of-use assets	1,293	—	1,988	—
Interest on lease liabilities	717	—	1,536	—
Total lease costs	$7,750	$5,538	$21,414	$17,053

The following table sets forth supplemental cash flow information about the leases for the nine months ended September 30, 2025 and 2024:

	Nine Months Ended September 30,
	2025	2024
ROU assets obtained in exchange for new lease liabilities
Operating lease liabilities	$10,522	$7,326
Finance lease liabilities	$23,074	$—

Supplemental balance sheet information related to the leases is as follows:

	September 30, 2025	December 31, 2024
Weighted-average remaining lease term – operating leases	9.24 years	9.09 years
Weighted-average discount rate – operating leases	7.34%	6.87%
Weighted-average remaining lease term – finance leases	4.44 years	4.83 years
Weighted-average discount rate – finance leases	10.18%	8.23%

The Company’s future lease payments under operating leases as of September 30, 2025 are as follows:

Fiscal Year	Amount
Remainder of 2025	$4,804
2026	18,346
2027	14,728
2028	8,335
2029	5,835
Thereafter	40,780
Total undiscounted cash flows	92,828
Less: Imputed interest	(29,083)
Present value of lease liabilities	$63,745

The Company’s future lease payments under finance leases as of September 30, 2025 are as follows:

Fiscal Year	Amount
Remainder of 2025	$1,197
2026	8,981
2027	7,698
2028	6,670
2029	5,776
Thereafter	1,932
Total undiscounted cash flows	32,254
Less: Imputed interest	(6,054)
Present value of lease liabilities	$26,200

17.
Leases

The Company’s lease arrangements generally pertain to real estate leases and aircraft. The Company leases real estate including hangars and office space under non-cancelable operating leases, ranging from two to thirty years. As of December 31, 2024 and December 31, 2023, the Company operated 34 and 42 aircraft, respectively, under non-cancelable operating leases ranging from three months to seven years for charter flight services. For the Company’s aircraft leases, in addition to the fixed lease payments for the use of the aircraft, the Company is also obligated to pay into aircraft engine reserve programs and additional variable costs which are expensed as incurred and are not included in the measurement of our leases which amounted to $15,198 and $12,689 for the years ended December 31, 2024 and 2023, respectively. During the year ended December 31, 2024, the Company negotiated the purchase of one aircraft under existing operating leases. In October 2024, the Company entered into a non-cancellable finance lease for one aircraft.

Vehicle leases typically have month-to-month lease terms and are classified as short-term leases.

The following table sets forth information about the Company’s lease costs for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
Operating lease cost	$21,195	$18,278
Short-term lease cost	1,685	768
Finance lease cost:
Amortization of right-of-use assets	743	—
Interest on lease liabilities	303	—
Total lease costs	$23,926	$19,046

The following table sets forth supplemental cash flow information about operating and finance leases for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
ROU assets obtained in exchange for new lease liabilities
Operating lease liabilities	$14,866	$48,807
Finance lease liabilities	$16,039	$—

Supplemental balance sheet information related to the leases is as follows:

	Year Ended December 31,
	2024	2023
Weighted-average remaining lease term – operating leases	9.09 years	8.52 years
Weighted-average discount rate – operating leases	6.87%	6.54%
Weighted-average remaining lease term – finance leases	4.83 years	0 years
Weighted-average discount rate – finance leases	8.23%	—%

The Company’s future lease payments under non-cancellable operating leases as of December 31, 2024 are as follows:

Fiscal Year	Amount
2025	$19,739
2026	17,455
2027	12,714
2028	6,451
2029	4,095
Thereafter	40,226
Total undiscounted cash flows	100,680
Less: Imputed interest	(30,452)
Present value of lease liabilities	$70,228

The Company’s future lease payments under finance leases as of December 31, 2024 are as follows:

Fiscal Year	Amount
2025	$1,837
2026	2,334
2027	1,890
2028	1,531
2029	788
Thereafter	—
Total undiscounted cash flows	8,380
Less: Imputed interest	(1,390)
Present value of lease liabilities	$6,990